Other liabilities - Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Derivative financial liability	$ 7,152	$ 0
Other	3,222	2,434
Total other non-current liabilities	$ 10,374	$ 2,434